Significant Accounting Policies - Concentration of Credit Risks (Details) - Customer concentration risk - customer	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023
Revenue
Significant Accounting Policies
Number of customers	1	1
Risk percentage	100.00%	100.00%
Accounts receivables
Significant Accounting Policies
Number of customers	1	1
Risk percentage	100.00%	100.00%